Investment Objectives and Goals	Dec. 23, 2025
Blue Current Global Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Blue Current Global Dividend Fund (the “Fund”) seeks current income and capital appreciation.
Marshfield Concentrated Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Marshfield Concentrated Opportunity Fund (the “Fund”) seeks the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

Meehan Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Meehan Focus Fund (the “Fund”) seeks long-term growth of capital.